S000006330 [Member] Investment Objectives and Goals - TCW Securitized Bond Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TCW Securitized Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle.